Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Leases
9.
Leases

Office lease

We currently have operating leases for our offices in Greece, Singapore, Hong Kong and Dubai.

Greece Office Leases

In December 2020 the Company entered into a new lease agreement in the South suburbs of Athens with an effective date of January 1, 2021, and for a lease term of 3 years.

In December 2023 the Company entered into a new lease agreement with an effective date of February 11, 2024, and for a lease term of 3 years and the previous lease agreement in the South suburbs of Athens was terminated on December 31, 2023.

Singapore Office lease

In May 2023 the Company terminated the office lease and entered into a lease agreement for a term period of 1 year and 10 months effective August 1, 2023 at a new office site in Singapore.

Hong Kong Office lease

In April 2024, the Company entered into a lease agreement in Hong Kong with an effective date of April 17, 2024, and for a lease term of 3 years.

The Company determined that the Greece, Singapore and Hong Kong office leases are operating leases and recorded the related right-of-use-assets within “Right-of-use assets from operating leases” and the lease liabilities within “Operating lease liabilities, current portion” and “Operating lease liabilities, non-current portion” in the accompanying consolidated balance sheets and the lease expenses within “Operating lease expenses” in the accompanying consolidated statements of income. Right-of-use assets and lease liabilities initially recognized, during the year ended December 31, 2024 and 2023, arising from the office leases in Greece, Hong Kong and in Singapore, respectively, were $405,999 and $478,808 respectively.

Dubai Office lease

In May 2023 the Company entered into a new lease agreement in Dubai with an effective date of June 16, 2023, and for a lease term of 1 year. The lease agreement was terminated on February 15, 2024, and the Company immediately signed a new lease agreement, effective from the same date, with a lease term of 1 year. The lease payments of our office lease for the years ended December 31, 2024, 2023 and 2022 were $54,646, $27,798 and nil, respectively. The aggregate future lease payments for this operating lease as of December 31, 2024 were $10,738. On January 29, 2025, the Company entered into a new lease agreement with an effective date of February 15, 2025, and for a lease term of 1 year.

The Company determined the office lease of Dubai to be operating lease. Leases that have an original term of 12 months or less are not recognized on the Company’s consolidated balance sheet, and the lease expense related to those short-term leases is recognized over the lease term within “General and administrative expenses” in the accompanying consolidated statements of income.

Vessel leases

Charter-in vessels

During the year ended December 31, 2022, the Company time chartered-in two vessels that were delivered to the Company in October 2022 with a duration of 8 and 12 months, respectively with no option and one year option period, respectively. The charter-in contracts expired during the year ended December 31, 2023. Therefore, these operating leases were excluded from operating lease right-of-use asset and lease liability recognition on the Company’s consolidated balance sheets.

9.
Leases - continued

In August 2023, the Company entered into a time charter agreement with a vessel owner to lease a bulk carrier vessel for an initial lease term of 7 months for $10,425 per day with an additional 9-month optional period. On August 18, 2023 the vessel was delivered to the Company. In May 2024, the vessel was redelivered to her owner. Therefore, this operating lease was excluded from operating lease right-of-use asset and lease liability recognition on Company’s consolidated balance sheets, since it was a short-term lease with a duration of less than 12 months.

Charter hire expenses recognized and paid for vessels time chartered in, that are excluded from operating lease right-of-use asset and lease liability recognition due to original duration of not more than one year, were as follows:

Description	Location in consolidated statements of income	2024	2023	2022
Vessels operating leases	Charter-in expenses	1,320,063	10,505,532	3,412,929

In August 2022 the Company entered into a time charter agreement with a vessel owner to lease one vessel for an initial lease term of 2 years with an additional 1-year option that the Company immediately exercised.

The Company determined this lease to be an operating lease and recorded the related right-of-use-asset within “Right-of-use assets from operating leases” and the lease liabilities within “Operating lease liabilities, current portion” and “Operating lease liabilities, non-current portion” in the accompanying consolidated balance sheet and the operating lease expenses within “Operating lease expenses” in the accompanying consolidated statements of income. Right-of-use assets and lease liabilities initially recognized, during the year ended December 31, 2022, arising from the time charter agreement with the vessel owner, were $25,707,020.

During the year ended December 31, 2023, the lease payments were adjusted due to the fact that the vessel had an off-hire period, in which no lease payment was required. The operating right-of-use asset and lease liability were remeasured utilizing an estimated incremental borrowing rate of 5.25%. As a result of the remeasurement, the right-of-use asset and lease liability decreased by $1,737,851. No gain or loss was recognized upon the remeasurement.

Charter-out vessels

The Company has earned income from chartering out the vessels that have been chartered-in with original term of 12 months or less. For the years ended December 31, 2024, 2023 and 2022 the time charter revenue amounted to $2,059,449, $11,157,694 and $3,412,929, respectively and is included in “Voyage and time charter revenues” in the accompanying consolidated statements of income.

The Company has earned income from chartering out one vessel that has been chartered under a time charter agreement entered into in August 2022 with an initial period exceeding 12 months. For the years ended December 31, 2024, 2023 and 2022, the time charter revenue amounted to $13,121,251, $10,810,985 and $2,401,950, respectively and is included in “Voyage and time charter revenues” in the accompanying consolidated statements of income.

Right-of-use assets and lease liabilities as of December 31, 2024 and 2023 were as follows:

Description	Location in balance sheet	December 31, 2024	December 31, 2023
Non-current assets:
Office leases	Right-of-use assets from operating leases	412,828	394,401
Vessel lease	Right-of-use assets from operating leases	4,634,662	13,645,941
		5,047,490	14,040,342
Liabilities:
Office leases	Operating lease liabilities, current portion	254,877	275,322
Vessel lease	Operating lease liabilities, current portion	4,634,662	9,011,280
Lease liabilities - current portion		4,889,539	9,286,602
Office leases	Operating lease liabilities, non-current portion	179,593	119,079
Vessel lease	Operating lease liabilities, non-current portion	-	4,634,661
Lease liabilities – non-current portion		179,593	4,753,740

The aggregate future lease payments for the Company’s operating leases that have been recognized within ROU assets as of December 31, 2024 were as follows:

2025	4,952,033
2026	153,390
2027	33,667
Total lease payments	5,139,090
Less: imputed interest	(69,958)
Present value of lease liabilities	5,069,132

9.
Leases - continued

The table below presents the components of the Company’s lease expenses.

Description	Location in consolidated statements of income	2024	2023	2022
Lease expense for office leases	Operating lease expenses	390,632	289,442	182,606
Lease expense for vessel lease	Operating lease expenses	9,476,459	7,788,392	3,332,420
Total		9,867,091	8,077,834	3,515,026

For our office leases and time charter-in arrangement, the weighted average discount rates used to calculate the operating lease liability were 5.75% and 5.25%, respectively. Lease payments of our office leases and time charter-in arrangement with original duration above one year for the years ended December 31, 2024, 2023 and 2022 amounted to $9,882,108, $8,049,546 and $4,333,002 respectively. The weighted average remaining lease term on our office leases and a time chartered-in vessel as of December 31, 2024 is 16.25 months.